29. Lease of use (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease collections	$ 405,162	$ 320,344
2017
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease collections	137,004	108,743
2018
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease collections	136,900	108,511
2019
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease collections	$ 131,258	$ 103,090